September 16, 2003

VIA EDGAR

The United States Securities and
   Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:    Nationwide Variable Account-11
            Nationwide Life Insurance Company
            SEC File No. 333-74908
            CIK No. 0001163439

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-11 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective September 12, 2003.

Please contact me at (614) 249-8782 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/JAMIE R. CASTO
Jamie R. Casto
Variable Products Securities Counsel